                                   ===AST===

November 2004

---------------------------------------------------
          ALLMERICA SECURITIES TRUST FACTS
               At September 30, 2004

Market Value                                  $9.36
Net Asset Value                             $10.598
Total Net Assets (000's)                    $91,061
Shares Outstanding (000's)                    8,592
Net Investment Income Per Share*              $0.38
Increase/Decrease in
  Per Share Value Resulting
  from Investment Operations*                 $0.37
TOTAL RETURNS AT 9/30/04
Allmerica Securities Trust**
    Nine Months                                3.48%
    Twelve Months                              4.06%
Lehman Brothers U.S. Credit Index
    Nine Months                                3.93%
    Twelve Months                              4.44%

 * For nine months ended September 30, 2004
** Total Returns on Net Asset Value
---------------------------------------------------

The Allmerica Securities Trust returned 3.86% for the third quarter of 2004, underperforming its benchmark, the Lehman Brothers U.S. Credit Index*, which returned 4.21%.

The U.S. economy appeared to have hit a soft patch entering the period, as economic growth slowed and the Federal Reserve Board continued its transition to higher short-term interest rates. Surprisingly slower job creation, more mixed economic data, a drop in industrial production and weaker retail sales raised questions about the sustainability of the pace of economic growth. Steadily rising crude oil prices took their toll on discretionary spending and consumer sentiment, and the Federal Reserve Board resolutely continued along its tightening cycle raising the federal funds rate twice during the quarter, in 25 basis point increments, to 1.75%. Uncertainty resulting from higher energy costs and rather benign inflation data helped the 10-year Treasury note to fall from a high of 4.58% at the start of the quarter to levels below the psychological 4.00% threshold, prior to quarter end. Sentiment changed again in the last few days of September on positive economic commentary by the Federal Reserve Board and stellar housing data. The 10-year Treasury note finally sold off from its recent highs to close the quarter at a yield of 4.12%. Despite the volatility in the Treasury market, overall spreads for other asset classes remained quite tame and directional during the quarter. With the 10-year Treasury note once again testing historically low territory, the higher yields offered by other asset classes proved too enticing for many investors. All spread sectors outperformed Treasury securities during the quarter.

Favorable fundamentals and low supply helped the corporate sector post the best excess returns for the period. Although a few shareholder friendly transactions were announced during the quarter, the overall assessment for holders of corporate debt was still positive, as the deleveraging trend in corporate balance sheets remained intact. Home Depot and JC Penney were added to the portfolio during the quarter. Home Depot is currently a high quality, stable name. JC Penney is a below investment grade security purchased to capture incremental yield versus higher rated department store peers. The investment manager believes the company may reach investment grade status in 2005. The portfolio's underperformance to the benchmark during the period was largely attributable to its duration position. In anticipation

------------------------------------------
       U.S. Treasury Yield Curves

                       Bond Equivalent
Maturity               Yield Percentage
                    12/31/2003   9/30/2004
------------------------------------------
3 Mo.                 0.917       1.700
6 Mo.                 1.012       1.986
2 Yr.                 1.819       2.605
3 Yr.                 2.302       2.852
5 Yr.                 3.247       3.371
10 Yr.                4.246       4.119
30 Yr.                5.073       4.892
------------------------------------------

                                                         Continued on back page

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is prepared by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MOODY'S
PAR VALUE                                          RATINGS             VALUE
---------                                          -------             -----

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (h) - 0.3%

              FREDDIE MAC - 0.3%
$    101,814  5.00%, 05/15/21                       NR             $    103,611
     155,165  6.00%, 10/15/07                       NR                  160,049
                                                                   ------------
                                                                        263,660
                                                                   ------------

              TOTAL U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED OBLIGATIONS                               263,660
                                                                   ------------
              (Cost $267,716)

U.S. GOVERNMENT OBLIGATIONS - 2.6%

              U.S. TREASURY BOND - 2.5%
   1,390,000  5.38%, 02/15/31 (a)                   NR                1,489,038
     225,000  6.00%, 02/15/26 (a)                   NR                  256,526
     450,000  6.25%, 05/15/30                       NR                  534,094
                                                                   ------------
                                                                      2,279,658
                                                                   ------------
              U.S. TREASURY NOTE - 0.1%
     110,000  2.25%, 02/15/07                       NR                  108,827
                                                                   ------------

              TOTAL U.S. GOVERNMENT OBLIGATIONS                       2,388,485
                                                                   ------------
              (Cost $2,247,046)

CORPORATE NOTES AND BONDS - 76.1%

              AUTO MANUFACTURERS - 1.3%
     500,000  DaimlerChrysler North America Holding Corp.
              8.50%, 01/18/31                       A3                  611,203
     500,000  General Motors Corp. (a)
              7.20%, 01/15/11                       Baa1                529,534
                                                                   ------------
                                                                      1,140,737
                                                                   ------------
              AUTO PARTS & EQUIPMENT - 0.6%
     460,000  Lear Corp.
              8.11%, 05/15/09                       Baa3                531,114
                                                                   ------------
              BANKS - 10.8%
     880,000  Bank of America Corp.
              4.88%, 09/15/12                       Aa2                 897,593
     500,000  Bank of America Corp.
              5.25%, 12/01/15                       Aa3                 508,056
     450,000  Bank of New York Co., Inc.
              3.75%, 02/15/08                       Aa3                 454,805
   1,000,000  Bank of New York Co., Inc.
              6.38%, 04/01/12                       A1                1,105,705
     450,000  BB&T Corp. (b)
              6.38%, 06/30/05                       A2                  462,290
     655,000  Fifth Third Bank
              4.50%, 06/01/18                       Aa3                 616,088
     500,000  Firstar Corp.
              7.13%, 12/01/09                       Aa3                 574,503
     450,000  HSBC Bank USA, Inc.
              4.63%, 04/01/14                       A1                  441,196
     450,000  Marshall & Ilsley Corp.
              4.38%, 08/01/09                       A1                  458,596
     420,000  National City Bank of Indiana
              4.88%, 07/20/07                       Aa3                 436,455
     250,000  Northern Trust Co.
              6.65%, 11/09/04                       Aa3                 251,117
     350,000  PNC Funding Corp.
              6.13%, 02/15/09                       A3                  379,037
     200,000  Suntrust Banks, Inc.
              6.38%, 04/01/11                       Aa3                 222,984
     125,000  Suntrust Banks, Inc.
              7.75%, 05/01/10                       A1                  146,676
     500,000  U.S. Bancorp, MTN
              5.10%, 07/15/07                       Aa3                 522,899
     455,000  US Bank National Cincinnati
              6.50%, 02/01/08                       Aa3                 496,507
     475,000  Wachovia Bank N.A.
              4.85%, 07/30/07                       Aa2                 494,914
     450,000  Wachovia Corp.
              4.95%, 11/01/06                       Aa3                 467,375
     450,000  Wells Fargo & Co.
              5.13%, 09/01/12                       Aa2                 462,520
     440,000  Zions Bancorporation
              5.65%, 05/15/14                       Baa1                456,240
                                                                   ------------
                                                                      9,855,556
                                                                   ------------
              BEVERAGES - 1.1%
     450,000  Anheuser-Busch Cos., Inc.
              4.63%, 02/01/15                       A1                  445,786
     500,000  Bottling Group LLC
              4.63%, 11/15/12                       Aa3                 505,202
                                                                   ------------
                                                                        950,988
                                                                   ------------
              CHEMICALS - 0.8%
     200,000  Du Pont (E.I.) De Nemours and Co.
              8.25%, 09/15/06                       Aa3                 219,671
     500,000  Praxair, Inc.
              6.63%, 10/15/07                       A3                  546,143
                                                                   ------------
                                                                        765,814
                                                                   ------------
              COSMETICS & Personal Care - 2.3%
     500,000  Kimberly-Clark Corp.
              7.10%, 08/01/07                       Aa2                 554,618
     300,000  Procter & Gamble Co.
              4.75%, 06/15/07                       Aa3                 312,516
   1,000,000  Procter & Gamble Co.
              8.50%, 08/10/09                       Aa3               1,200,450
                                                                   ------------
                                                                      2,067,584
                                                                   ------------
              DIVERSIFIED FINANCIAL SERVICES - 13.9%
     500,000  American Express Co.
              3.75%, 11/20/07                       A1                  505,135
     580,000  Bear Stearns Cos., Inc.
              4.00%, 01/31/08                       A1                  587,962
     725,000  Capital One Bank
              4.88%, 05/15/08                       Baa2                750,908
     920,000  Capital One Bank
              5.75%, 09/15/10                       Baa2                980,778
     280,000  CIT Group, Inc., MTN
              5.13%, 09/30/14                       A2                  279,666
     500,000  Citifinancial
              6.75%, 07/01/07                       Aa1                 543,842
     460,000  Ford Motor Credit Co.
              6.50%, 01/25/07                       A3                  487,223
     400,000  Ford Motor Credit Co.
              6.88%, 02/01/06                       A3                  418,569
     825,000  Ford Motor Credit Co.
              7.25%, 10/25/11                       A3                  892,763
      10,000  Ford Motor Credit Co.
              7.38%, 10/28/09                       A3                   10,953
     500,000  General Electric Capital Corp.
              8.75%, 05/21/07                       Aaa                 570,499
     500,000  General Electric Capital Corp., MTN
              4.25%, 01/15/08                       Aaa                 513,047
     380,000  General Motors Acceptance Corp., MTN (b)
              2.88%, 10/20/05                       A3                  382,986
     450,000  Goldman Sachs Group, Inc.
              5.70%, 09/01/12                       Aa3                 475,505
     500,000  Household Finance Corp.
              8.00%, 07/15/10                       A1                  590,990
     425,000  J. Paul Getty Trust
              5.88%, 10/01/33                       Aaa                 439,172
     222,011  Jones (Edward D.) & Co., LP (c) (d)
              7.95%, 04/15/06                       NR                  233,123
     500,000  Lehman Brothers Holdings, Inc.
              4.00%, 01/22/08                       A1                  507,891
     605,000  MBNA Corp., MTN
              4.63%, 08/03/09                       Baa2                618,124
     350,000  MBNA Corp., MTN
              6.25%, 01/17/07                       Baa2                370,695
      85,000  MBNA Corp., MTN
              7.50%, 03/15/12                       Baa2                 98,278
     630,000  Morgan Stanley
              4.75%, 04/01/14                       A1                  609,888
     495,000  Morgan Stanley
              6.60%, 04/01/12                       Aa3                 551,972
     550,000  Pitney Bowes Credit Corp.
              8.55%, 09/15/09                       Aa3                 654,314
     500,000  Toyota Motor Credit Corp.
              5.50%, 12/15/08                       Aaa                 534,960
                                                                   ------------
                                                                     12,609,243
                                                                   ------------
              ELECTRIC - 5.5%
     550,000  AmerenEnergy Generating
              7.75%, 11/01/05                       A3                  578,579
     505,000  Centerpoint Energy, Inc.
              5.88%, 06/01/08                       Ba2                 527,180
     375,000  Consolidated Edison Co. of New York
              4.70%, 06/15/09                       A1                  388,877
     425,000  Detroit Edison Co.
              6.13%, 10/01/10                       A3                  465,920
     563,466  East Coast Power LLC
              7.07%, 03/31/12                       Baa3                577,457
     250,000  Entergy Gulf States, Inc.
              3.60%, 06/01/08                       Baa3                247,138

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------
       PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) CONTINUED

                                                   MOODY'S
PAR VALUE                                          RATINGS             VALUE
---------                                          -------             -----

$    450,000  FirstEnergy Corp.
              6.45%, 11/15/11                       Baa3           $    490,892
     500,000  FirstEnergy Corp.
              7.38%, 11/15/31                       Baa3                561,546
     225,000  Florida Power & Light
              6.88%, 12/01/05                       Aa3                 235,957
     450,000  Pacific Gas & Electric Co.
              6.05%, 03/01/34                       Baa2                458,011
     450,000  TXU Energy Co.
              7.00%, 03/15/13                       Baa2                508,087
                                                                   ------------
                                                                      5,039,644
                                                                   ------------
              ENVIRONMENTAL CONTROL - 1.6%
     450,000  Allied Waste North America (a) (e)
              6.50%, 11/15/10                       Ba3                 445,500
     500,000  Allied Waste North America
              8.50%, 12/01/08                       Ba3                 542,500
     490,000  Waste Management, Inc.
              7.00%, 10/01/04                       Baa3                490,000
                                                                   ------------
                                                                      1,478,000
                                                                   ------------
              FOOD - 4.4%
     525,000  Conagra Foods, Inc.
              7.50%, 09/15/05                       Baa1                546,599
     675,000  Delhaize America, Inc.
              8.13%, 04/15/11                       Ba1                 770,866
     460,000  General Mills, Inc.
              6.00%, 02/15/12                       Baa2                495,477
     470,000  Kroger Co. (a)
              5.50%, 02/01/13                       Baa2                486,774
     350,000  Kroger Co.
              6.38%, 03/01/08                       Baa3                379,470
     450,000  Safeway, Inc.
              6.50%, 03/01/11                       Baa2                491,832
     830,000  Unilever Capital Corp.
              5.90%, 11/15/32                       A1                  860,072
                                                                   ------------
                                                                      4,031,090
                                                                   ------------
              FOREST PRODUCTS & PAPER - 1.9%
     500,000  International Paper Co.
              5.30%, 04/01/15                       Baa2                497,217
     500,000  International Paper Co.
              5.50%, 01/15/14                       Baa2                511,996
     750,000  Rock-Tenn Co.
              5.63%, 03/15/13                       Baa3                760,280
                                                                   ------------
                                                                      1,769,493
                                                                   ------------
              HEALTH CARE-PRODUCTS - 0.2%
     120,000  Johnson & Johnson
              6.73%, 11/15/23                       Aaa                 140,294
                                                                   ------------
              HEALTH CARE-SERVICES - 1.2%
     550,000  HCA, Inc.
              6.75%, 07/15/13                       Ba1                 584,705
     450,000  UnitedHealth Group, Inc.
              7.50%, 11/15/05                       A3                  473,888
                                                                   ------------
                                                                      1,058,593
                                                                   ------------
              HOME BUILDERS - 1.7%
     920,000  D.R. Horton, Inc.
              5.00%, 01/15/09                       Ba1                 936,100
     500,000  Pulte Homes, Inc.
              8.13%, 03/01/11                       Baa3                586,815
                                                                   ------------
                                                                      1,522,915
                                                                   ------------
              INSURANCE - 0.5%
     450,000  Marsh & McLennan Cos., Inc.
              4.85%, 02/15/13                       A2                  449,055
                                                                   ------------
              LODGING - 1.0%
     500,000  Harrah's Operating Co., Inc.
              7.13%, 06/01/07                       Baa3                542,506
     350,000  Park Place Entertainment Corp.
              8.13%, 05/15/11                       Ba2                 404,250
                                                                   ------------
                                                                        946,756
                                                                   ------------
              MEDIA - 5.5%
     550,000  AOL Time Warner, Inc.
              6.88%, 05/01/12                       Baa1                613,622
     270,000  Belo Corp.
              8.00%, 11/01/08                       Baa3                308,676
     450,000  Continental Cablevision, Inc.
              8.30%, 05/15/06                       Baa3                484,967
     505,000  Cox Communications, Inc.
              7.13%, 10/01/12                       Baa2                547,967
     225,000  Cox Enterprises, Inc. (e)
              4.38%, 05/01/08                       Baa1                219,699
     700,000  Echostar DBS Corp.
              5.75%, 10/01/08                       Ba3                 703,500
     500,000  News America Holdings, Inc.
              7.38%, 10/17/08                       Baa3                556,427
     300,000  Time Warner Cos., Inc.
              7.57%, 02/01/24                       Baa1                338,891
     450,000  Time Warner Entertainment Co.
              7.25%, 09/01/08                       Baa1                499,454
     180,000  Viacom, Inc.
              5.50%, 05/15/33                       A3                  167,519
     450,000  Viacom, Inc.
              7.88%, 07/30/30                       A3                  549,739
                                                                   ------------
                                                                      4,990,461
                                                                   ------------
              METAL FABRICATE & HARDWARE - 1.1%
   1,000,000  Precision Castparts Corp.
              5.60%, 12/15/13                       Baa3              1,023,718
                                                                   ------------
              OFFICE & BUSINESS EQUIPMENT - 0.8%
     750,000  Pitney Bowes, Inc.
              4.75%, 05/15/18                       Aa3                 730,165
                                                                   ------------
              OIL & GAS - 5.7%
     375,000  Burlington Resources, Inc.
              7.40%, 12/01/31                       Baa1                453,558
     580,000  Conoco Funding Co.
              5.45%, 10/15/06                       A3                  608,076
     500,000  Conoco Funding Co.
              7.25%, 10/15/31                       A3                  599,109
     450,000  Devon Financing Corp.
              6.88%, 09/30/11                       Baa2                507,720
     450,000  Devon Financing Corp.
              7.88%, 09/30/31                       Baa2                552,287
     230,000  Enterprise Products
              7.50%, 02/01/11                       Baa3                261,873
     350,000  Enterprise Products
              8.25%, 03/15/05                       Baa3                357,767
     690,000  Pioneer Natural Resources Co.
              5.88%, 07/15/16                       Baa3                720,059
     600,000  Texaco Capital, Inc.
              8.25%, 10/01/06                       Aa3                 662,820
     400,000  XTO Energy, Inc.
              7.50%, 04/15/12                       Baa3                469,915
                                                                   ------------
                                                                      5,193,184
                                                                   ------------
              PACKAGING & CONTAINERS - 2.0%
     750,000  Illinois Tool Works, Inc.
              6.88%, 11/15/08                       Aa3                 839,701
     970,000  Sealed Air Corp. (e)
              5.63%, 07/15/13                       Baa3                997,296
                                                                   ------------
                                                                      1,836,997
                                                                   ------------
              PHARMACEUTICALS - 3.1%
     700,000  Bergen Brunswig Corp. (f)
              7.25%, 06/01/05                       BB                  717,500
     750,000  Lilly (Eli) & Co.
              7.13%, 06/01/25                       Aa3                 905,923
     710,000  Medco Health Solutions, Inc.
              7.25%, 08/15/13                       Ba1                 791,414
     330,000  Zeneca Wilmington
              7.00%, 11/15/23                       Aa2                 391,993
                                                                   ------------
                                                                      2,806,830
                                                                   ------------
              PIPELINES - 0.6%
     500,000  Duke Energy Field Services Corp.
              7.50%, 08/16/05                       Baa2                519,553
                                                                   ------------
              RETAIL - 3.0%
     595,000  Home Depot, Inc. (e)
              3.75%, 09/15/09                       Aa3                 592,600
     500,000  J.C. Penney Co., Inc.
              7.38%, 08/15/08                       Ba3                 552,500
     900,000  JC Penney Co., Inc.
              7.95%, 04/01/17                       Ba3               1,039,500
     450,000  Wal-Mart Stores, Inc.
              7.55%, 02/15/30                       Aa2                 571,658
                                                                   ------------
                                                                      2,756,258
                                                                   ------------
              SAVINGS & LOANS - 1.0%
     455,000  Washington Mutual Bank FA
              5.50%, 01/15/13                       A3                  471,478
     450,000  Washington Mutual, Inc.
              4.38%, 01/15/08                       A3                  460,638
                                                                   ------------
                                                                        932,116
                                                                   ------------

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------
       PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) CONTINUED

                                                   MOODY'S
PAR VALUE                                          RATINGS             VALUE
---------                                          -------             -----
              TELECOMMUNICATIONS - 2.2%
$    500,000  BellSouth Corp.
              6.88%, 10/15/31                       A1             $    545,992
     680,000  Sprint Capital Corp.
              6.13%, 11/15/08                       Baa3                733,977
     120,000  Sprint Capital Corp.
              6.88%, 11/15/28                       Baa3                125,867
     120,000  Sprint Capital Corp.
              7.90%, 03/15/05                       Baa3                122,936
     450,000  Verizon Florida, Inc.
              6.13%, 01/15/13                       A1                  480,194
                                                                   ------------
                                                                      2,008,966
                                                                   ------------
              TRANSPORTATION - 2.3%
     900,000  CSX Corp.
              6.30%, 03/15/12                       Baa2                980,475
     189,000  CSX Corp.
              9.75%, 06/15/20                       Baa2                258,228
     261,000  Norfolk Southern Corp.
              9.75%, 06/15/20                       Baa2                358,232
     255,000  Union Pacific Corp.
              5.38%, 06/01/33                       Baa2                232,973
     250,000  Union Pacific Corp.
              6.63%, 02/01/08                       Baa2                272,112
                                                                   ------------
                                                                      2,102,020
                                                                   ------------
              TOTAL CORPORATE NOTES AND BONDS                        69,257,144
                                                                   ------------
                (Cost $66,966,885)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h) - 5.9%
   1,000,000  American Airlines, Inc., Pass-Through Trust, Series 1991 - C2
              9.73%, 09/29/14                       Caa2                686,630
     570,000  Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2002-PBW1, Class A2
              4.72%, 11/11/35                       Aaa                 576,694
     250,000  Bear Stearns Mortgage Securities, Inc.,
              Series 1999-WF2, Class A2, CMO
              7.08%, 06/15/09                       Aaa                 280,553
     300,000  Citibank Credit Card Issuance Trust, Series 2000-Cl, CMO
              6.88%, 11/16/09                       Aaa                 331,160
     500,000  General Electric Capital Commercial Mortgage Corp.,
              Series 2002-1A, Class A3
              6.27%, 12/10/35                       Aaa                 554,197
     500,000  GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D
              6.94%, 07/13/30                       Aaa                 541,898
     250,000  MBNA Master Credit Card Trust, Series 1995-C, Class A
              6.45%, 02/15/08                       Aaa                 257,158
     250,000  Morgan Stanley Dean Witter Capital I, Series 2002-TOP7,
              Class B, CMO
              6.08%, 01/15/39                       Aa2                 272,479
     750,000  Morgan Stanley Dean Witter Capital I, Series 2003-T0P9,
              Class A2, CMO (f)
              4.74%, 11/13/36                       AAA                 759,152
      57,585  Toyota Auto Receivables Owner Trust, Series 2002-B, Class A3
              3.76%, 06/15/06                       Aaa                  57,796
   1,000,000  Union Acceptance Corp., Series 2000-B, Class B
              7.73%, 01/08/08                       Aaa               1,006,716
                                                                   ------------
              TOTAL ASSET-BACKED AND
              MORTGAGE-BACKED SECURITIES                              5,324,433
                                                                   ------------
                (Cost $5,665,864)

FOREIGN GOVERNMENT OBLIGATIONS (i) - 2.8%
     450,000  Province of British Columbia
              5.38%, 10/29/08                       Aa2                 481,537
     550,000  Province of Manitoba
              4.25%, 11/20/06                       Aa2                 566,774
     500,000  Province of Ontario
              2.63%, 12/15/05                       Aa2                 499,920
     500,000  Province of Quebec
              6.13%, 01/22/11                       A1                  554,487
     450,000  Province of Quebec
              7.00%, 01/30/07                       A1                  489,813
                                                                   ------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS                    2,592,531
                                                                   ------------
                (Cost $2,469,059)

FOREIGN BONDS (i) - 10.8%
     500,000  Alberta Energy Co., Ltd.
              7.38%, 11/01/31                       Baa1                592,108
     700,000  British Sky Broadcasting Group, Plc
              7.30%, 10/15/06                       Baa3                753,418
     450,000  British Telecom, Plc (g)
              8.38%, 12/15/10                       Baa1                542,635
     400,000  Calpine Canada Energy Finance (a)
              8.50%, 05/01/08                       Caa1                276,000
     355,000  Canadian Pacific Ltd.
              9.45%, 08/01/21                       Baa2                498,198
     450,000  Canadian Pacific Railroad
              5.75%, 03/15/33                       Baa2                444,334
     450,000  Diageo Capital, Plc
              3.50%, 11/19/07                       A2                  451,018
     890,000  Domtar, Inc.
              5.38%, 12/01/13                       Baa3                882,075
     100,000  KFW International Finance, Inc.
              4.25%, 04/18/05                       Aaa                 101,092
     450,000  Norske Skog Canada, Ltd. (e)
              7.38%, 03/01/14                       Ba3                 470,250
     790,000  Royal Bank of Scotland Group, Plc
              4.70%, 07/03/18                       Aa3                 743,317
   1,000,000  St. George Bank, Ltd., Yankee Debenture (e)
              7.15%, 10/15/05                       A3                1,038,566
     435,000  Stora Enso Oyj
              7.38%, 05/15/11                       Baa1                502,656
     500,000  Telus Corp.
              7.50%, 06/01/07                       Baa3                548,278
     460,000  Tembec Industries, Inc.
              8.50%, 02/01/11                       Ba3                 480,700
     435,000  Tyco International Group S.A. (e)
              6.00%, 11/15/13                       Baa3                469,469
     490,000  Tyco International Group S.A.
              6.38%, 10/15/11                       Baa3                541,901
     500,000  Vodafone Group, Plc
              6.25%, 11/30/32                       A2                  530,195
                                                                   ------------
              TOTAL FOREIGN BONDS                                     9,866,210
                                                                   ------------
              (Cost $9,522,712)

    SHARES
    ------
INVESTMENT COMPANY - 0.0%
      10,792  Marshall Money Market Fund            NR                   10,792
                                                                   ------------
              TOTAL INVESTMENT COMPANY                                   10,792
                                                                   ------------
              (Cost $10,792)

TOTAL INVESTMENTS - 98.5%                                            89,703,255
                                                                   ------------
(Cost $87,150,074)

NET OTHER ASSETS AND LIABILITIES - 1.5%                               1,358,129
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 91,061,384
                                                                   ============

(a) All or a portion of this security is out on loan at September 30, 2004; the value of the securities loaned amounted to $3,051,504. The value of collateral amounted to $3,179,830 which consisted of cash equivalents.
(b) Variable rate security. The rate shown reflects rate in effect at period end.
(c) Security is valued by management.
(d) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At September 30, 2004, these securities amounted to $233,123 or 0.3% of net assets
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At September 30, 2004, these securities amounted to $4,233,380 or 4.6% of net assets.
(f) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(g) Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(h) Pass Through Certificates.
(i) U.S. currency denominated.
CMO Collateralized Mortgage Obligation
MTN Medium Term Note
NR  Not Rated

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                        SEPTEMBER 30, 2004 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
    Investments:
      Investments at cost ......................................   $ 87,150,074
      Net unrealized appreciation ..............................      2,553,181
                                                                   ------------
        Total investments at value + ...........................     89,703,255
    Cash .......................................................          1,716
    Short-term investments held as collateral for
              securities loaned ................................      3,179,830
    Interest receivable ........................................      1,483,287
                                                                   ------------
        Total Assets ...........................................     94,368,088
                                                                   ------------
LIABILITIES:
    Collateral for securities loaned ...........................      3,179,830
    Management fee payable .....................................         34,373
    Trustees' fees and expenses payable ........................          4,853
    Accrued expenses and other payables ........................         87,648
                                                                   ------------
        Total Liabilities ......................................      3,306,704
                                                                   ------------
NET ASSETS .....................................................   $ 91,061,384
                                                                   ============

NET ASSETS CONSIST OF:
    Par Value ..................................................   $  8,592,306
    Paid-in capital ............................................     88,089,385
    Distribution in excess of net investment income ............       (961,373)
    Accumulated net realized loss ..............................     (7,212,115)
    Net unrealized appreciation ................................      2,553,181
                                                                   ------------
TOTAL NET ASSETS ...............................................   $ 91,061,384
                                                                   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000
  AUTHORIZED SHARES WITH PAR VALUE OF $1.00) ...................      8,592,306

NET ASSET VALUE
    Per share ..................................................   $     10.598
                                                                   ============

MARKET VALUE (CLOSING PRICE ON NEW YORK STOCK EXCHANGE)
  PER SHARE ....................................................   $       9.36
                                                                   ============
        + Total value of securities on loan ....................   $  3,051,504
                                                                   ============


-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
           FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest ...................................................   $  3,754,711
    Securities lending income ..................................          4,264
                                                                   ------------
      Total investment income ..................................      3,758,975
                                                                   ------------

EXPENSES
    Management fees ............................................        306,303
    Custodian and Fund accounting fees .........................         51,749
    Transfer agent fees ........................................         57,783
    Legal fees .................................................          5,085
    Audit fees .................................................         32,935
    Trustees' fees and expenses ................................         15,955
    Reports to shareholders ....................................         34,211
    New York Stock Exchange fees ...............................         16,735
    Miscellaneous ..............................................          4,485
                                                                   ------------
      Total expenses ...........................................        525,241
                                                                   ------------

NET INVESTMENT INCOME ..........................................      3,233,734
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN/(Loss) ON INVESTMENTS:
    Net realized loss on investments sold ......................        (98,918)
    Net change in unrealized appreciation of investments .......         34,150
                                                                   ------------
NET REALIZED LOSS ON INVESTMENTS ...............................        (64,768)
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  3,168,966
                                                                   ============

Continued from front page

of rising interest rates, the portfolio duration was positioned short of the benchmark duration. However, interest rates declined during the last two months of the quarter, resulting in the portfolio's underperformance. The investment manager believes that interest rates will begin to rise over the coming months, as the economy continues to grow at a moderate pace and inflation begins to assert itself. While energy and terrorism remain wildcards, strong productivity growth, an accommodative interest rate environment, tame inflation, an improving job market and stable baseline demand growth bode well for steady expansion. Unfortunately, a benign outlook for the economy often tends to be unfavorable for bondholders. It is likely that the Federal Reserve Board will continue its measured march towards neutral monetary policy and that any faster-than-expected economic growth could result in higher interest rates and the specter of inflation. The investment manager thinks that the heady bond returns of the last few years will likely decline to the low single-digit levels in 2004 and 2005.

                         ------------------------------
                            Maturity Diversification

                          YEARS
                          -----
                         Under 3                    19%
                         3-5                        23%
                         6-10                       34%
                         11-20                       8%
                         21-Over                    16%
                         ------------------------------

* The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt.

-------------------------------------------------------------------------------

                            MOODY'S QUALITY RATINGS*
                     Percentage of Trust's Total Investments

                     Aaa                                 8%
                     Aa                                 21%
                     A                                  22%
                     Baa                                35%
                     Ba                                 10%
                     Caa                                 1%
                     Not Rated                           3%

       * Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's.

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                            SECURITY DIVERSIFICATION
                     Percentage of Trust's Total Investments

     Corporate Notes and Bonds                                      77%
     U.S. Government and Agency Obligations                          3%
     Asset-Backed and Mortgage-Backed Securities                     6%
     Foreign Bonds                                                  11%
     Foreign Government Obligations                                  3%

  (Investments in both U.S. Government Agency Mortgage-Backed Obligations and
     Investment Companies amounted to less than 0.5% of the Trust's total investments.)
--------------------------------------------------------------------------------






Shareholder inquiries regarding account information may be directed to:  The Bank of New York
                                                                         Shareholder Relations Department - 11E
                                                                         PO Box 11258
                                                                         Church Street Station
                                                                         New York, New York 10286
                                                                         1-800-432-8224


                                                              [logo]
                                                             ALLMERICA
                                                            FINANCIAL(R)

                                                 THE ALLMERICA FINANCIAL COMPANIES
                                                 ---------------------------------

                 The Hanover Insurance Company o Citizens Insurance Company of America o Citizens Management Inc.
              Opus Investment Management, Inc. o AMGRO, Inc. o Financial Profiles, Inc. o VeraVest Investments, Inc.
             Allmerica Financial Life Insurance and Annuity Company o First Allmerica Financial Life Insurance Company

                                        440 Lincoln Street, Worcester, Massachusetts 01653

                                                         www.allmerica.com

12719 (11/04)                                                                                                                04-0110